Investment Strategy - Milliman Hedged U.S. Growth Fund	Apr. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to gain additional long equity exposure and to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

Milliman Financial Risk Management LLC, the Fund’s investment adviser (“Milliman”), will prepare a weighted list of those common stocks of companies that it believes can provide long-term growth of capital (the “Investable Universe”). The Investable Universe may include common stocks of smaller capitalization companies. The Fund will invest in some or all of the common stocks contained in the Investable Universe. The Fund may also gain exposure to the Investable Universe by purchasing over-the-counter (“OTC”) options and/or exchange-traded options on the common stocks contained in the Investable Universe and/or the indices or exchange-traded funds (“ETFs”) representing those common stocks. The Investable Universe may also include cash or cash equivalents, such as money market instruments, which may be included in the Fund’s portfolio if Milliman believes those investments will help achieve the Fund’s investment objective.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities. Securities that are tied economically to the U.S. include those whose issuers (i) are organized under the laws of the U.S. or maintain their principal place of business in the U.S.; (ii) issue securities that are principally traded in the U.S.; or (iii) derived at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in the U.S. or had at least 50% of their assets in the U.S. during their most recent fiscal year.

In seeking to create a hedge against the Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or exchange-traded options on some or all of the common stocks contained in the Investable Universe and/or indices or ETFs representing those common stocks (the “Buffer Hedging Strategy”). The Buffer Hedging Strategy is currently anticipated to provide a hedge against any losses that the Fund incurs that are greater than 5% but less than 20% of the Fund’s equity exposure (the “Buffer Range”). The magnitude of the Buffer Range will depend upon prevailing market conditions and other factors on the day Milliman transacts in the options contracts. While the Buffer Hedging Strategy is intended to provide a hedge as described above, there is no guarantee that the Buffer Hedging Strategy will be successful. In addition, implementation of the Buffer Hedging Strategy could result in the Fund foregoing some of the upside returns on its long equity exposure because the options contracts used to effect the Buffer Hedging Strategy will limit the Fund’s potential upside returns.

In general, an options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (for a call option) or sell (for a put option) a particular asset at a specified future date at an agreed upon price, commonly known as the “strike price.” OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

Milliman will make determinations on which common stocks to purchase and options contracts to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and options contracts to transact based on Milliman’s evaluation of the market liquidity of those common stocks and options contracts.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors.

Fund Classification. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities that are tied economically to the U.S. and in derivatives that have economic characteristics similar to those securities.